SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jul. 31, 2025	Jul. 31, 2024
Schedule Of Accounts Payable And Accrued Expenses
Accounts payable		$ 89	$ 99	$ 80
Accrued redemption		10	10	10
Accrued other		43	38	20
Total	$ 304	142	147	110
Total	$ 304	$ 142	$ 147	$ 110